Leases - Impact of Adoption of ASC 842 (Details) - USD ($) $ in Thousands	Jan. 01, 2022	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Property and equipment, net		$ 90,625	$ 77,962	$ 90,077
Right-of-use assets—operating		0	15,691
Current lease liabilities - operating		3,051
Noncurrent lease liabilities—operating		0	30,463
Financing obligations		28,085
Accumulated deficit		$ (663,681)	$ (722,552)	$ (563,563)
Cumulative Effect Period Of Adoption Adjusted Balance [Member]
Lessee, Lease, Description [Line Items]
Property and equipment, net	$ 78,206
Right-of-use assets—operating	15,690
Noncurrent lease liabilities—operating	30,412
Accumulated deficit	(659,685)
Adjustments due to adoption of ASC 842
Lessee, Lease, Description [Line Items]
Property and equipment, net	(12,419)
Right-of-use assets—operating	15,690
Current lease liabilities - operating	(3,051)
Noncurrent lease liabilities—operating	30,412
Financing obligations	(28,085)
Accumulated deficit	$ 3,996